UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
 (Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
537 Steamboat Road
Greenwich, Connecticut 06830
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Semi-Annual Report

October 31, 2017
(Unaudited)

ABS Long/Short Strategies Fund
TABLE OF CONTENTS
October 31, 2017 (Unaudited)

Schedule of Investments	1
Summary of Investments	3
Statement of Assets, Liabilities and Shareholders’ Capital	4
Statement of Operations	5
Statements of Changes in Shareholders’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	9
Other Information (Unaudited)	14

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2017 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*,a — 97.3%
ASIAN EQUITY LONG/SHORT — 8.2%
Kylin Offshore Fund Ltd.	2/1/2012 [d]	$1,400,000	$1,852,840	Quarterly	60 Days [c]
OPAD Ltd.	8/1/2017	1,500,000	1,521,141	Quarterly	40 Days
Pleiad Asia Offshore Feeder Fund	10/1/2014 [d]	2,422,570	2,774,294	Quarterly	60 Days [b,c]
		5,322,570	6,148,275
EUROPEAN EQUITY LONG/SHORT — 11.8%
Engadine Equity Fund - Institutional E	7/1/2017	2,300,000	2,448,847	Quarterly	45 Days
Horseman European Select Fund Ltd. Class A	3/1/2011 [d]	1,187,375	1,448,667	Monthly	30 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1	1/1/2015 [d]	2,094,829	2,585,586	Monthly	90 Days [c]
Rye Bay European Fund Ltd. - Class A	7/1/2017	2,300,000	2,395,991	Quarterly	65 Days
		7,882,204	8,879,091
FINANCIAL EQUITY LONG/SHORT — 4.2%
Boathouse Row Offshore Ltd.	4/1/2017	3,000,000	3,165,973	Quarterly	60 Days

GLOBAL EQUITY LONG/SHORT — 32.9%
Cooper Square Offshore Fund, Ltd.	8/1/2013 [d]	2,000,000	2,739,272	Quarterly	60 Days
Lansdowne Developed Markets Fund Limited Class B	9/1/2013 [d]	4,035,594	4,417,292	Monthly	90 Days [c]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	2,300,000	2,412,306	Quarterly	45 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017	1,500,000	1,529,877	Quarterly	45 Days
Soroban Fund L.L.C.	1/1/2016	4,491,355	4,688,486	Quarterly	60 Days [b]
Suvretta Partners, L.P. - Class A	1/1/2016	3,626,837	4,608,233	Quarterly	45 Days
TPG Public Equity Partners -B, Ltd.	1/1/2016	3,850,000	4,396,776	Quarterly	60 Days [b]
		21,803,786	24,792,242
HEALTH CARE EQUITY LONG/SHORT — 8.1%
Camber Capital Fund L.P.	1/1/2016	3,529,434	3,496,961	Quarterly	90 Days [c]
Senzar Healthcare International Fund, Ltd.	9/1/2014 [d]	2,452,835	2,604,419	Monthly	30 Days
		5,982,269	6,101,380
JAPAN EQUITY LONG/SHORT — 3.8%
Indus Japan Fund, Ltd. Class A	2/1/2012 [d]	1,952,504	2,867,954	Quarterly	30 Days

LATIN AMERICA — 1.5%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	1,000,000	1,083,301	Monthly	90 Days

REAL ESTATE LONG/SHORT — 3.3%
Long Pond Offshore, Ltd.	6/1/2011 [d]	1,116,101	2,497,537	Quarterly	60 Days

TMT EQUITY LONG/SHORT —10.9%
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	3,778,067	5,305,507	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	2,500,000	2,864,823	Quarterly	60 Days
		6,278,067	8,170,330

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2017 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 12.6%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [d]	$1,600,000	$2,227,791	Semi-Annually	60 Days
Anchor Bolt Fund, L.P. - Limited Partner C	1/1/2016	1,327,007	1,421,490	Quarterly	60 Days
Lakewood Capital Offshore Fund, Ltd. - Class A Sub-Class 1	4/1/2011 [d]	2,100,000	3,262,515	Quarterly	60 Days
Pagoda International, Ltd. - Class A-E Sub-Fund B	1/1/2016	2,300,000	2,550,759	Quarterly	45 Days
		7,327,007	9,462,555
TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 97.3%		61,664,508	73,168,638

TOTAL INVESTMENTS — 97.3%		61,664,508	73,168,638

Other Assets in Excess of Liabilities — 2.7%			2,019,472
SHAREHOLDERS’ CAPITAL — 100.0%			$75,188,110

*	All Portfolio Funds are non-income producing securities.

[a]
Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of October 31, 2017 was $61,664,508 and $73,168,638, respectively.

[b]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	The investment came over from the predecessor fund acquisition.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
SUMMARY OF INVESTMENTS
As of October 31, 2017 (Unaudited)

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	61.8%
United States	29.1%
Bermuda	3.4%
British Virgin Islands	3.0%
Total Investments in Portfolio Funds	97.3%
Total Investments	97.3%
Other Assets in Excess of Liabilities	2.7%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF ASSETS, LIABILITIES AND SHAREHOLDERS’ CAPITAL
As of October 31, 2017 (Unaudited)

Assets:
Investments in Portfolio Funds, at fair value (cost $61,664,508)	$73,168,638
Cash	10,193,176
Receivable for investments sold	622,481
Total assets	83,984,295

Liabilities:
Capital withdrawals	8,553,588
Management fees payable	184,511
Professional fees payable	24,259
Accounting and administration fees payable	19,922
Directors’ fees payable	8,333
Accrued other expenses	5,572
Total liabilities	8,796,185

Shareholders’ Capital	$75,188,110

Components of Shareholders’ Capital:
Paid-in capital (unlimited shares authorized, 1,000,000 shares registered, $0.001 par value)	$62,362,013
Accumulated net investment loss	(1,013,249)
Accumulated net realized gain on investments	2,335,216
Accumulated net unrealized appreciation on investments	11,504,130
Shareholders’ Capital	$75,188,110

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$75,188,110
Shares of beneficial interest issued and outstanding	700,808
Net asset value, offering price and redemption proceeds per share	$107.2878

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2017 (Unaudited)

Investment Income:
Interest	$1,273
Total investment income	1,273

Expenses:
Management fees	371,761
Accounting and administration fees	56,453
Other expenses	37,669
Professional fees	37,000
Transfer agent fees and expenses	14,082
Registration fees	6,950
Directors’ fees	5,000
Custodian fees	351
Total expenses	529,266
Management fees waived	(122,026)
Net expenses	407,240
Net investment loss	(405,967)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,089,481
Net change in unrealized appreciation on investments	2,511,470
Net realized and unrealized gain on investments	4,600,951

Net Increase in Shareholders’ Capital from Operations	$4,194,984

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(405,967)	$(690,396)
Net realized gain	2,089,481	210,698
Net change in unrealized appreciation on investments	2,511,470	5,309,407
Net increase in Shareholders’ Capital from operations	4,194,984	4,829,709

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	51,488,417	17,345,000
Institutional shares[2]	—	1,350,000 [1]
Payments for shares repurchased:
Founders’ shares	(46,797,855)	(13,731,923)
Institutional shares[2]	—	(418,280)[1]
Net increase in Shareholders’ Capital from capital transactions	4,690,562	4,544,797

Total increase in Shareholders’ Capital	8,885,546	9,374,506

Shareholders’ Capital:
Beginning of period	66,302,564	56,928,058
End of period	$75,188,110	$66,302,564

Accumulated net investment loss	$(1,013,249)	$(607,282)

Capital Share Transactions:
Shares sold:
Founders’ shares	499,079	177,597
Institutional shares[2]	—	13,121 [1]
Shares repurchased:
Founders’ shares	(452,559)	(139,363)
Institutional shares[2]	—	(3,870)[1]
Net increase in capital share transactions	46,520	47,485

[1]	Reflects operations for the period July 1, 2016 (Institutional Shares commencement of operations) through March 31, 2017.

[2]
On April 1, 2017, the Fund converted the shareholders of the Institutional Shares into the Founders’ Shares. The total number of shares of the Institutional Shares that converted into Founders’ Shares was 9,251 (these amounts are not included on the line items indicated given that this was an intrafund transaction). The value of the converted shares was $999,988. The conversion resulted in the issuance of 735 shares of the Founders’ Shares.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2017 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$4,194,984
Adjustments to reconcile net increase in Shareholder’s Capital from operations to net cash provided by operating activities:
Purchases of long-term investments	(18,600,000)
Proceeds from investments sold	14,432,892
Net realized gain on investments	(2,089,481)
Net change in unrealized appreciation on investments	(2,511,470)
Changes in operating assets and liabilities:
Increase in receivable for investments sold	(547,866)
Increase in capital withdrawals	7,919,827
Increase in management fees payable	15,212
Decrease in distribution and service fees	(771)
Decrease in professional fees payable	(20,300)
Increase in accounting and administration fees payable	3,207
Increase in directors’ fees payable	5,000
Decrease in accrued other expenses payable	(6,077)
Net cash provided by operating activities	2,795,157

Cash flows from financing activities
Proceeds from sale of shares	51,488,417
Payments for shares repurchased	(46,797,855)
Net cash provided by financing activities	4,690,562

Net increase in cash	7,485,719

Cash:
Beginning of period	2,707,457
End of period	$10,193,176

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
FINANCIAL HIGHLIGHTS
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)		For the Year Ended April 30, 2017**	For the Period January 4, 2016* through April 30, 2016
Net asset value, beginning of period	$101.3354		$93.8163	$100.0000
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment loss	(0.5176)		(1.0177)	(0.3095)
Net realized and unrealized gain (loss) on investments	6.4700		8.5368	(5.8742)
Net Increase (Decrease) in Shareholders’ Capital from Operations	5.9524		7.5191	(6.1837)

Net asset value, end of period	$107.2878		$101.3354	$93.8163

Total Return(1)	5.87	%(2)	8.01%	(6.18	)%(2)

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$75,188		$66,303	$56,928

Net investment loss to average Shareholders’ Capital	(1.10	)%(3)	(1.10)%	(1.10	)%(3)
Ratio of gross expenses to average Shareholders’ Capital(4)	1.43	%(3)	1.63%	2.33	%(3)
Ratio of expense waiver to average Shareholders’ Capital	(0.33	)%(3)	(0.53)%	(1.23	)%(3)
Ratio of net expenses to average Shareholders’ Capital	1.10	%(3)	1.10%	1.10	%(3)
Portfolio Turnover	21	%(2)	14%	0	%(2)

*	Commencement of operations.

**
The financial highlights presented for the Founders’ Shares for the year ended April 30, 2017 includes operating results and net assets of the Institutional Shares, which were converted into Founders Shares on April 1, 2017.

(1)	Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any.

(2)	Not annualized.

(3)	Annualized.

(4)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund. This exchange was nontaxable, whereby the Fund issued 447,524 shares for the net assets of the Predecessor Fund on January 4, 2016. Total assets with a fair market value of $44,752,356 including securities of the Predecessor Fund with a fair value of $40,243,919 (identified cost of investments transferred $33,647,656) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted the shareholders of the Institutional Shares into the Founders’ Shares. As of October 31, 2017, the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments
The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, maybe considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

ABS Long/Short Strategies Fund
NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2017 (Unaudited)

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income
Interest income is recorded on an accrual basis.

c. Fund Expenses
The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

d. Income Tax Information & Distributions to Shareholders
The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2016-2017 and as of and during the six months ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2017, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$8,810,240
Gross unrealized depreciation	(15,333)
Net unrealized appreciation	$8,794,907
Cost of investments	$55,605,672

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

ABS Long/Short Strategies Fund
NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2017 (Unaudited)

The tax basis of distributable earnings as of September 30, 2016, the Fund’s last tax year adjusted for activity through the Fund’s fiscal year ended April 30, 2017, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years. The capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforward subject to expiration that are described above. The capital loss carryforward will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses*	$(163,794)
Unrealized appreciation on investments	8,794,907
Total accumulated earnings (deficit)	$8,631,113

*	Short-term ($0); Long-term ($18,140)

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There were no distributions for the tax period ended September 30, 2016.

e. Cash
Cash includes interest bearing non-restricted cash with one financial institution.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2019 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2019. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

ABS Long/Short Strategies Fund
NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2017 (Unaudited)

For the six months ended October 31, 2017, the Adviser waived management fees totaling $122,026. At October 31, 2017, the amount of these potentially recoverable expenses was $657,680 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2019	$209,212
2020	326,442
2021	122,026
Total	$657,680

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At October 31, 2017, Shareholders who are affiliated with the Adviser owned approximately 4% of Shareholders’ Capital of the Fund.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. REPURCHASES OF SHARES

Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

7. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2017, the purchase and sale of investments, excluding short-term investments, were $18,600,000 and $14,432,892, respectively.

8. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

ABS Long/Short Strategies Fund
NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2017 (Unaudited)

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund
OTHER INFORMATION (Unaudited)
October 31, 2017

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

This section describes some factors considered by the Board of Trustees (the “Trustees” or “Board”) of the ABS Long/Short Strategies Fund (the “Fund”) in the Board’s consideration and approval of the key agreements under which the Fund is managed. The Board is responsible for the oversight of the Fund. As a registered investment company, the Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules under the 1940 Act that have been adopted by the U.S. Securities and Exchange Commission. Under the 1940 Act, the Board, including a majority of the Trustees who are not parties to the Fund’s contract for investment advisory services and who are independent from management under a statutory standard set forth in that Act (the “Independent Trustees”), must, to allow an investment adviser to manage the Fund, approve the renewal of the Fund’s agreement for investment advisory services. For the Fund, this agreement is called the Investment Advisory Agreement (the “Advisory Agreement”), and it appoints ABS Investment Management LLC (the “Adviser”) to serve as investment adviser.

At a meeting held on October 5, 2017 (the “Meeting”), the Board, including all of the Independent Trustees, met in person, joined by, among others, representatives of the Adviser and counsel to the Fund (“Fund Counsel”), to give consideration to information provided by the Adviser in seeking approval from the Board for renewal of the “Advisory Agreement” (“Meeting Materials”). A description of certain of the factors the Board considered and its conclusions in approving the Advisory Agreement follows.

The Board discussed the proposed Advisory Agreement. The Board considered, among other things: (1) the nature, extent and quality of the investment advisory services expected to be rendered; (2) the investment performance of the Fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors (6) other compensation or possible benefits to the Adviser and any affiliates arising from their advisory and other relationships with the Fund; and (7) the fees charged by the Adviser and other investment managers to similar clients and in comparison to industry fees for similar services.

The Board reviewed information provided by ABS in the Meeting Materials, which included, among other things, information regarding: (1) the Adviser’s organizational structure, management, personnel and proposed services to the Fund; (2) the fees to be paid by the Fund to the Adviser for services rendered under the investment advisory agreement; (3) the financial stability of the Adviser; and (4) the Adviser’s compliance program, including the Adviser’s Code of Ethics.

The Board considered the services to be rendered by the Adviser to the Fund as set forth in the Advisory Agreement, including without limitation: the provision of a complete investment management program for Fund and related Board reporting, the voting of proxies relating to portfolio investments, and the fair valuation of the Fund’s portfolio investments, which will consist principally of interests in private investment companies, subject to oversight of the Trust’s Valuation Committee. The Board also considered the due diligence process utilized by the Adviser to identify and evaluate managers of the potential private investment companies in which the Fund will invest and the Adviser’s compliance policies and procedures including those dedicated to assuring that investments made are consistent with the Fund’s investment objectives and limitations. The Board also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund are appropriate and consistent with the terms of the Fund’s Advisory Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Fund is likely to benefit from the Adviser’s management of the Fund’s investment program.

ABS Long/Short Strategies Fund
OTHER INFORMATION (Unaudited) – Continued
October 31, 2017

The Board considered that the Fund (including its predecessor fund) outperformed one of its two benchmarks in 2014, outperformed both benchmarks in 2015, trailed both benchmarks in 2016 and outperformed one of the benchmarks for the year to date period through August 31, 2017. They concluded that the performance was in line with its primary benchmarks and thus they concluded that they were satisfied with the Adviser’s performance.

The Board considered the anticipated costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to certain other closed-end tender offer fund of funds. The Board noted that with respect to the proposed management fee to be paid to the Adviser, only one peer fund had a lower management fee and the projected net expense ratio of the Fund (excluding acquired fund fees) is lower than all of the other funds in the peer group. The Board concluded that the Adviser’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment advisers for managing comparable funds. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected size of the Fund and the quality of services to be provided by the Adviser.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies, noting that because the Fund was small and had yet to commence operations, there were currently no economies of scale.

The Trustees considered the Adviser’s representation that increased exposure to registered investment advisers is a benefit that the Adviser might gain by serving as the Fund’s investment adviser and concluded that the anticipated benefits to be realized by Adviser from managing the Fund were acceptable.

Based on consideration of all factors deemed relevant, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund. The Board considered all factors and no one factor alone was deemed dispositive.

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 5, 2018

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	January 5, 2018

*	Print the name and title of each signing officer under his or her signature.